Credit Facility	12 Months Ended
Dec. 31, 2019
Disclosure Of Credit Facility [Abstract]
Credit Facility
17.	CREDIT FACILITY

Upon acquisition of Rye Patch (note 6), Rye Patch and FCMI had a $27,000 credit facility (“MacQuarie Credit Facility”) with Macquarie Bank Limited (“MBL”), of which $16,562 was owing on the Closing Date. The Credit Facility accrued interest at LIBOR plus 8% per annum and was payable on demand.

During the year ended December 31, 2018, the Company repaid the $16,562 outstanding balance of the Credit Facility. Following the repayment, there was no outstanding debt balance owing to MBL and the Credit Facility was terminated.

During the year ended December 31, 2019, interest expense was $nil (year ended December 31, 2018 - $822).